Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Estimated Fair Values of Financial Instruments

The estimated fair values of the Group’s financial instruments are:

	December 31, 2015		December 31, 2014
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	440.0	440.0	458.0	458.0
Receivables	85.2	85.2	122.4	122.4
Non-current investments	175.0	180.0	286.5	279.9
Financial liabilities
Long-term loans	1,803.6	1,569.8	1,770.7	1,614.4
Accounts payable and provisions	381.7	381.7	460.6	460.6
Interest payable	11.4	11.4	11.2	11.2
Short-term loans and current portion of long-term loans	16.7	16.7	140.2	140.2
Other non-current liabilities	6.5	6.5	9.1	9.1

Financial Assets and Liabilities Measured at Fair Value by Level

The following table sets forth the Group’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Items listed below are included in the financial assets and liabilities total above:

	Fair value at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	7.8	7.8	—	—
Trade receivable from provisional copper concentrate sales, net	3.1	—	3.1	—

	10.9	7.8	3.1	—

Liabilities:
Oil derivative contracts	1.5	—	1.5	—

	Fair value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets:
Listed investments	4.4	4.4	—	—
Trade receivable from provisional copper concentrate sales, net	29.5	—	29.5	—

	33.9	4.4	29.5	—

Liabilities:
Oil derivative contracts	10.3	—	10.3	—